UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

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FORM ABS-15G

Asset-Backed Securitizer

Report Pursuant to Section 15G of the

Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period 04/01/15 to 06/30/15

April 1, 2015 – June 30, 2015

Date of Report (Date of Earliest Event Reported)

025-00131

(Commission File Number of Securitizer)

0001530239

(Central Index Key Number of Securitizer)

RWT Holdings, Inc.

(Exact Name of Securitizer as Specified in Its Charter)

Brett D. Nicholas

(Name of Person to Contact in Connection with this Filing)

One Belvedere Place, Suite 310

Mill Valley, CA 94941

(Address of Principal Executive Offices)

(415) 389-7373

(Securitizer’s Telephone Number,

Including Area Code)

Not Applicable

(Former Name or Former Address, if Changed Since Last Report)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☐ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

___________________

(Central Index Key Number of Depositor)

___________________

(Exact Name of Issuing Entity as Specified in Its Charter)

___________________

(Central Index Key Number of Issuing Entity (if applicable))

___________________

(Central Index Key Number of Underwriter (if applicable))

___________________

(Name and Telephone Number, Including Area Code, of Person to Contact in Connection with this Filing)

INFORMATION TO BE INCLUDED IN THE REPORT

Item 1.02.   Quarterly Filing of Rule 15Ga-1 Representations and Warranties Disclosure

RWT Holdings, Inc (the “Securitizer”) hereby makes its quarterly filing to disclose the repurchase requests across all trusts that it has received during the period of the second calendar quarter of 2015 ending June 30, 2015.

There is no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i).

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: July 22, 2015

RWT HOLDINGS, INC.

By:   /s/ Brett D. Nicholas

Name: Brett D. Nicholas

Title: President